JPMorgan Emerging Markets Research Enhanced Equity Fund
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 99.4%
Brazil — 5.9%
B3 SA - Brasil Bolsa Balcao	689	2,174
Banco Bradesco SA (Preference)	275	967
Banco do Brasil SA	304	3,103
Centrais Eletricas Brasileiras SA	551	4,499
Cia Energetica de Minas Gerais (Preference)	814	2,185
Gerdau SA (Preference)	1,242	7,693
Itau Unibanco Holding SA (Preference)	1,624	9,828
Itausa SA (Preference)	2,922	6,069
Localiza Rent a Car SA	587	8,339
Lojas Renner SA	1,177	4,660
MercadoLibre, Inc. *	1	1,026
NU Holdings Ltd., Class A *	98	776
Petroleo Brasileiro SA (Preference)	2,849	18,748
Raia Drogasil SA	1,104	6,792
Suzano SA	613	6,230
TIM SA, ADR	320	4,831
Transmissora Alianca de Energia Eletrica S/A	249	1,908
Vale SA, ADR	1,151	16,839
WEG SA	997	8,423
		115,090
Chile — 0.3%
Banco Santander Chile, ADR (a)	250	5,285
China — 31.5%
Aier Eye Hospital Group Co. Ltd., Class A	536	1,513
Alibaba Group Holding Ltd. *	4,577	58,492
Amoy Diagnostics Co. Ltd., Class A	200	675
Angel Yeast Co. Ltd., Class A	482	2,500
ANTA Sports Products Ltd.	381	4,515
Baidu, Inc., ADR *	71	11,057
Baidu, Inc., Class A *	55	1,068
Baoshan Iron & Steel Co. Ltd., Class A	4,364	3,924
BeiGene Ltd., ADR * (a)	4	888
BeiGene Ltd. *	8	124
BOC Aviation Ltd. (b)	226	1,897
BOE Technology Group Co. Ltd., Class A	8,518	5,046
BYD Co. Ltd., Class H	104	3,704
CGN Power Co. Ltd., Class H (b)	15,042	3,692
Chacha Food Co. Ltd., Class A	438	2,518
China Construction Bank Corp., Class H	29,983	17,476
China International Capital Corp. Ltd., Class H (b)	2,220	4,913
China Life Insurance Co. Ltd., Class H	3,461	6,076
China Longyuan Power Group Corp. Ltd., Class H	2,981	2,886
China Merchants Bank Co. Ltd., Class A	301	1,500
China Merchants Bank Co. Ltd., Class H	2,250	11,191
China Oilfield Services Ltd., Class H	2,954	3,487
China Overseas Land & Investment Ltd.	2,314	5,490

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
China Pacific Insurance Group Co. Ltd., Class H	1,571	4,235
China Petroleum & Chemical Corp., Class H	8,420	4,716
China Resources Land Ltd.	1,692	7,895
China Resources Mixc Lifestyle Services Ltd. (b)	421	2,039
China State Construction Engineering Corp. Ltd., Class A	1,210	1,036
China Vanke Co. Ltd., Class H	2,073	2,938
China Yangtze Power Co. Ltd., Class A	1,758	5,284
Chongqing Fuling Zhacai Group Co. Ltd., Class A	1,224	3,236
Country Garden Services Holdings Co. Ltd.	507	581
CRRC Corp. Ltd., Class H	1,738	959
CSPC Pharmaceutical Group Ltd.	1,822	1,522
Dongguan Yiheda Automation Co. Ltd., Class A	362	2,000
ENN Energy Holdings Ltd.	584	7,094
Flat Glass Group Co. Ltd., Class H	604	1,808
Focus Media Information Technology Co. Ltd., Class A	1,030	1,075
Foshan Haitian Flavouring & Food Co. Ltd., Class A	548	3,560
Fuyao Glass Industry Group Co. Ltd., Class H (b)	1,226	5,465
Ganfeng Lithium Group Co. Ltd. (b)	202	1,302
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	274	2,770
H World Group Ltd., ADR *	22	1,070
H World Group Ltd. *	1,501	7,187
Haier Smart Home Co. Ltd., Class H	2,328	7,656
Hangzhou Tigermed Consulting Co. Ltd., Class H (b)	525	3,412
Hefei Meiya Optoelectronic Technology, Inc., Class A	455	1,680
Hongfa Technology Co. Ltd., Class A	412	2,001
Huatai Securities Co. Ltd., Class H (b)	818	1,167
Huayu Automotive Systems Co. Ltd., Class A	922	2,550
Hundsun Technologies, Inc., Class A	349	2,014
Imeik Technology Development Co. Ltd., Class A	29	1,947
Industrial & Commercial Bank of China Ltd., Class H	17,882	8,732
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,038	4,171
JA Solar Technology Co. Ltd., Class A	418	1,946
JD Health International, Inc. * (b)	233	1,707
JD.com, Inc., Class A	879	18,190
Jiangsu Hengli Hydraulic Co. Ltd., Class A	454	4,564
Jiumaojiu International Holdings Ltd. (b)	928	1,831
Joinn Laboratories China Co. Ltd., Class H (b)	371	970
Kanzhun Ltd., ADR *	85	1,594
Kingdee International Software Group Co. Ltd. *	1,959	3,436
Kunlun Energy Co. Ltd.	5,920	4,844
Kweichow Moutai Co. Ltd., Class A	34	8,976
Laobaixing Pharmacy Chain JSC, Class A	396	1,579
LONGi Green Energy Technology Co. Ltd., Class A	1,145	4,798
Meituan * (b)	1,587	30,289
Midea Group Co. Ltd., Class A	205	1,707
Minth Group Ltd.	820	2,625
Montage Technology Co. Ltd., Class A	212	1,716

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
NARI Technology Co. Ltd., Class A	571	1,943
NetEase, Inc.	773	16,843
NIO, Inc., Class A *	69	1,054
Oppein Home Group, Inc., Class A	149	2,245
PDD Holdings, Inc., ADR * (a)	145	13,039
Pharmaron Beijing Co. Ltd., Class H (b)	703	1,841
PICC Property & Casualty Co. Ltd., Class H	5,126	6,012
Ping An Bank Co. Ltd., Class A	2,961	5,112
Ping An Insurance Group Co. of China Ltd., Class H	2,497	18,195
Postal Savings Bank of China Co. Ltd., Class H (b)	5,615	3,462
Qingdao Haier Biomedical Co. Ltd., Class A	239	1,592
Sany Heavy Industry Co. Ltd., Class A	934	2,323
Shanghai Baosight Software Co. Ltd., Class A	523	3,516
Shanghai Liangxin Electrical Co. Ltd., Class A	884	1,436
Shanghai Putailai New Energy Technology Co. Ltd., Class A	298	1,644
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	123	5,096
Shenzhou International Group Holdings Ltd.	293	3,113
Silergy Corp.	262	2,771
Skshu Paint Co. Ltd., Class A *	287	3,298
StarPower Semiconductor Ltd., Class A	38	1,151
Sunny Optical Technology Group Co. Ltd.	117	1,149
Suzhou Maxwell Technologies Co. Ltd., Class A	111	2,862
Tencent Holdings Ltd.	1,849	84,978
Tingyi Cayman Islands Holding Corp.	1,084	1,674
Trip.com Group Ltd., ADR *	105	4,306
Trip.com Group Ltd. *	55	2,232
Wanhua Chemical Group Co. Ltd., Class A	367	5,032
Wuliangye Yibin Co. Ltd., Class A	213	5,400
WuXi AppTec Co. Ltd., Class H (b)	525	4,997
Wuxi Biologics Cayman, Inc. * (b)	1,299	7,499
Xinyi Solar Holdings Ltd.	2,258	2,452
XPeng, Inc., ADR * (a)	373	7,807
XPeng, Inc., Class A *	317	3,376
Yum China Holdings, Inc.	107	6,617
Yum China Holdings, Inc.	49	2,976
Zhejiang Dingli Machinery Co. Ltd., Class A	437	3,618
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	460	3,977
Zhejiang Weixing New Building Materials Co. Ltd., Class A	1,079	3,276
Zhuzhou CRRC Times Electric Co. Ltd., Class H	1,019	4,064
Zijin Mining Group Co. Ltd., Class H	4,876	8,421
ZTO Express Cayman, Inc.	82	2,281
		613,186
Colombia — 0.2%
Bancolombia SA, ADR	69	2,106
Ecopetrol SA, ADR (a)	215	2,526
		4,632

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Greece — 0.3%
Hellenic Telecommunications Organization SA	251	3,960
OPAP SA	154	2,716
		6,676
Hong Kong — 0.2%
Sino Biopharmaceutical Ltd.	3,419	1,551
Techtronic Industries Co. Ltd.	274	3,107
		4,658
Hungary — 0.4%
OTP Bank Nyrt.	130	4,737
Richter Gedeon Nyrt.	121	3,043
		7,780
India — 13.8%
Aarti Industries Ltd.	266	1,512
Apollo Hospitals Enterprise Ltd.	79	4,975
Ashok Leyland Ltd.	1,555	3,480
Asian Paints Ltd.	21	844
Axis Bank Ltd.	741	8,603
Bajaj Finance Ltd.	18	1,609
Bharat Petroleum Corp. Ltd.	553	2,539
Biocon Ltd.	597	1,867
Britannia Industries Ltd.	112	6,556
Colgate-Palmolive India Ltd.	94	2,300
Dabur India Ltd.	420	2,941
Dr Reddy's Laboratories Ltd.	100	6,869
Eicher Motors Ltd.	131	5,377
Godrej Properties Ltd. *	172	3,635
HCL Technologies Ltd.	137	1,865
HDFC Bank Ltd., ADR	16	1,098
HDFC Bank Ltd.	1,082	21,716
HDFC Life Insurance Co. Ltd. (b)	688	5,413
Hindustan Unilever Ltd.	369	11,506
ICICI Bank Ltd.	1,597	19,463
ICICI Prudential Life Insurance Co. Ltd. (b)	166	1,174
Infosys Ltd., ADR	1,158	19,299
ITC Ltd.	1,597	9,050
Jio Financial Services Ltd. ‡ *	969	3,086
Kotak Mahindra Bank Ltd.	504	11,382
Larsen & Toubro Ltd. *	229	7,471
Mahindra & Mahindra Ltd.	452	8,112
Maruti Suzuki India Ltd.	77	9,202
Max Healthcare Institute Ltd. *	200	1,449
NTPC Ltd.	2,048	5,444
Oil & Natural Gas Corp. Ltd.	1,169	2,521
Petronet LNG Ltd.	1,455	4,137
Power Grid Corp. of India Ltd.	1,876	6,074
Reliance Industries Ltd.	950	29,480

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
India — continued
Shriram Finance Ltd.	213	4,899
Tata Consultancy Services Ltd.	309	12,855
Tata Consumer Products Ltd.	319	3,335
UltraTech Cement Ltd.	70	7,083
UPL Ltd. *	745	5,666
WNS Holdings Ltd., ADR *	24	1,687
		267,574
Indonesia — 2.0%
Bank Central Asia Tbk. PT	23,524	14,247
Bank Mandiri Persero Tbk. PT	5,829	2,216
Bank Rakyat Indonesia Persero Tbk. PT	30,129	11,280
Telkom Indonesia Persero Tbk. PT	31,881	7,855
United Tractors Tbk. PT	2,104	3,843
		39,441
Malaysia — 1.1%
CIMB Group Holdings Bhd.	3,282	4,043
Malayan Banking Bhd.	1,188	2,376
Petronas Chemicals Group Bhd.	2,613	4,031
Public Bank Bhd.	7,469	6,909
Tenaga Nasional Bhd.	1,442	3,071
		20,430
Mexico — 3.0%
America Movil SAB de CV	10,441	10,949
Cemex SAB de CV *	4,043	3,081
Grupo Aeroportuario del Pacifico SAB de CV, Class B	307	5,843
Grupo Aeroportuario del Sureste SAB de CV, Class B	182	5,176
Grupo Financiero Banorte SAB de CV, Class O	1,115	10,574
Grupo Mexico SAB de CV	1,239	6,443
Kimberly-Clark de Mexico SAB de CV, Class A	1,614	3,807
Regional SAB de CV	356	2,758
Wal-Mart de Mexico SAB de CV	2,272	9,464
		58,095
Panama — 0.1%
Copa Holdings SA, Class A	20	2,367
Peru — 0.4%
Credicorp Ltd.	52	8,197
Philippines — 0.2%
ACEN Corp. *	758	72
Ayala Land, Inc.	3,871	1,933
BDO Unibank, Inc.	858	2,269
		4,274

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Poland — 0.4%
Dino Polska SA * (b)	36	4,015
Powszechny Zaklad Ubezpieczen SA	311	3,149
		7,164
Qatar — 0.6%
Industries Qatar QSC	1,064	3,898
Qatar National Bank QPSC	1,679	7,831
		11,729
Russia — 0.1%
Gazprom PJSC ‡	4,581	238
Magnitogorsk Iron & Steel Works PJSC ‡ *	3,146	36
MMC Norilsk Nickel PJSC, ADR ‡ *	—	—
MMC Norilsk Nickel PJSC ‡ *	41	179
Novatek PJSC ‡	165	50
Rosneft Oil Co. PJSC ‡	833	56
Sberbank of Russia PJSC ‡	3,172	90
Severstal PAO, GDR ‡ * (b)	329	105
TCS Group Holding plc, GDR ‡ * (b)	69	50
X5 Retail Group NV, GDR ‡ * (b)	207	50
		854
Saudi Arabia — 3.7%
Al Rajhi Bank	760	15,105
Alinma Bank	557	5,491
Almarai Co. JSC	248	4,557
Dr Sulaiman Al Habib Medical Services Group Co.	12	954
Etihad Etisalat Co.	323	4,031
SABIC Agri-Nutrients Co.	96	3,707
Saudi Arabian Mining Co. *	199	2,351
Saudi Arabian Oil Co. (b)	806	6,964
Saudi Basic Industries Corp.	384	8,782
Saudi National Bank (The)	1,227	12,604
Saudi Telecom Co.	655	7,409
		71,955
South Africa — 4.2%
Absa Group Ltd.	203	2,152
Bid Corp. Ltd.	258	6,101
Bidvest Group Ltd. (The)	386	5,994
Capitec Bank Holdings Ltd.	80	8,004
Clicks Group Ltd.	403	6,315
Discovery Ltd. *	388	3,428
FirstRand Ltd.	2,653	10,790
Foschini Group Ltd. (The)	626	3,796
Gold Fields Ltd.	160	2,476
Impala Platinum Holdings Ltd.	141	1,018
MTN Group Ltd.	825	6,462
Naspers Ltd., Class N	52	10,270

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
South Africa — continued
Sanlam Ltd.	1,450	5,334
Standard Bank Group Ltd.	802	8,560
Vodacom Group Ltd.	281	1,858
		82,558
South Korea — 13.2%
BGF retail Co. Ltd.	17	2,257
Hana Financial Group, Inc.	236	7,264
Hankook Tire & Technology Co. Ltd.	69	2,091
HL Mando Co. Ltd.	48	1,740
Hyundai Glovis Co. Ltd.	37	5,036
Hyundai Mobis Co. Ltd.	37	6,696
Hyundai Motor Co.	23	3,625
JYP Entertainment Corp.	22	2,321
KakaoBank Corp.	97	1,980
KB Financial Group, Inc.	215	8,597
Kia Corp.	138	8,952
KIWOOM Securities Co. Ltd.	27	2,041
LG Chem Ltd.	25	12,747
LG Energy Solution Ltd. *	6	2,711
LG H&H Co. Ltd.	6	2,160
Lotte Chemical Corp.	21	2,451
NAVER Corp.	59	10,566
NCSoft Corp.	14	3,150
POSCO Holdings, Inc.	25	12,683
Samsung Biologics Co. Ltd. * (b)	12	7,284
Samsung Electronics Co. Ltd.	1,610	88,151
Samsung Engineering Co. Ltd. *	123	3,561
Samsung Fire & Marine Insurance Co. Ltd.	38	7,239
Samsung SDI Co. Ltd.	8	4,163
Shinhan Financial Group Co. Ltd.	205	5,655
SK Hynix, Inc.	208	20,172
SK IE Technology Co. Ltd. * (b)	29	2,414
SK Innovation Co. Ltd. *	40	6,729
SK Telecom Co. Ltd.	87	3,131
SK, Inc.	15	1,759
SKC Co. Ltd.	31	2,421
S-Oil Corp.	67	3,956
		255,703
Taiwan — 14.4%
Accton Technology Corp.	534	6,515
Advantech Co. Ltd.	605	7,557
ASE Technology Holding Co. Ltd.	2,111	7,727
AUO Corp. *	4,759	3,139
Chailease Holding Co. Ltd. *	1,053	6,970
Chunghwa Telecom Co. Ltd.	1,491	5,500
CTBC Financial Holding Co. Ltd. *	9,476	7,927

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Taiwan — continued
Delta Electronics, Inc.	873	10,191
E.Sun Financial Holding Co. Ltd.	7,698	6,340
Eclat Textile Co. Ltd.	264	4,567
eMemory Technology, Inc.	44	2,607
Fubon Financial Holding Co. Ltd.	3,520	7,347
Giant Manufacturing Co. Ltd.	298	2,211
Hon Hai Precision Industry Co. Ltd.	2,457	8,502
Largan Precision Co. Ltd.	66	4,578
MediaTek, Inc.	229	5,039
Mega Financial Holding Co. Ltd.	1,513	1,940
Nan Ya Plastics Corp.	2,469	5,502
Nien Made Enterprise Co. Ltd.	240	2,488
Novatek Microelectronics Corp.	199	2,691
President Chain Store Corp.	458	4,069
Quanta Computer, Inc.	603	4,588
Realtek Semiconductor Corp.	457	6,277
Taiwan Mobile Co. Ltd.	1,102	3,311
Taiwan Semiconductor Manufacturing Co. Ltd.	7,143	128,986
Uni-President Enterprises Corp.	2,973	7,132
United Microelectronics Corp.	3,111	4,675
Vanguard International Semiconductor Corp.	485	1,196
Wiwynn Corp.	99	5,610
Yuanta Financial Holding Co. Ltd.	7,120	5,537
		280,719
Thailand — 2.2%
Airports of Thailand PCL *	2,630	5,475
Bangkok Bank PCL	401	2,001
Indorama Ventures PCL	2,011	2,014
Kasikornbank PCL	846	3,130
PTT Exploration & Production PCL	1,281	5,985
PTT Exploration & Production PCL, NVDR	85	396
PTT Global Chemical PCL	3,085	3,565
PTT Global Chemical PCL, NVDR	127	147
PTT PCL	3,332	3,385
PTT PCL, NVDR	138	141
SCB X PCL	1,544	5,053
SCG Packaging PCL	1,550	1,835
Siam Cement PCL (The), NVDR	18	170
Siam Cement PCL (The) (Registered)	556	5,219
Thai Oil PCL	2,008	3,012
Thai Oil PCL, NVDR	76	114
Thai Union Group PCL, Class F	3,764	1,496
		43,138
United Arab Emirates — 0.9%
Dubai Islamic Bank PJSC	2,231	3,494
Emaar Properties PJSC	4,066	7,482

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Arab Emirates — continued
Emirates Telecommunications Group Co. PJSC	474	2,888
First Abu Dhabi Bank PJSC	679	2,707
		16,571
United States — 0.3%
Genpact Ltd.	41	1,485
Globant SA *	11	1,975
JS Global Lifestyle Co. Ltd. * (b)	742	132
Parade Technologies Ltd.	37	1,086
SharkNinja, Inc. *	32	1,334
		6,012
Total Common Stocks (Cost $1,759,790)		1,934,088
Short-Term Investments — 0.9%
Investment Companies — 0.4%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (c) (d)(Cost $6,482)	6,481	6,482
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	7,483	7,484
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	2,813	2,813
Total Investment of Cash Collateral from Securities Loaned (Cost $10,297)		10,297
Total Short-Term Investments (Cost $16,779)		16,779
Total Investments — 100.3% (Cost $1,776,569)		1,950,867
Liabilities in Excess of Other Assets — (0.3)%		(5,480)
NET ASSETS — 100.0%		1,945,387

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company

‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $9,447.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Summary of Investments by Industry, July 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	16.6%
Semiconductors & Semiconductor Equipment	10.3
Interactive Media & Services	5.6
Technology Hardware, Storage & Peripherals	5.4
Broadline Retail	5.2
Oil, Gas & Consumable Fuels	5.1
Insurance	3.5
Chemicals	3.4
Metals & Mining	3.2
Hotels, Restaurants & Leisure	3.0
Automobiles	2.6
Consumer Staples Distribution & Retail	2.2
Food Products	2.1
Electronic Equipment, Instruments & Components	1.9
IT Services	1.8
Wireless Telecommunication Services	1.8
Real Estate Management & Development	1.6
Diversified Telecommunication Services	1.4
Life Sciences Tools & Services	1.3
Machinery	1.3
Financial Services	1.2
Entertainment	1.1
Automobile Components	1.1
Electrical Equipment	1.1
Personal Care Products	1.0
Others (each less than 1.0%)	14.3
Short-Term Investments	0.9
Futures contracts outstanding as of July 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	184	09/15/2023	USD	9,700	440

Abbreviations
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Brazil	$115,090	$—	$—	$115,090
Chile	5,285	—	—	5,285
China	43,707	569,479	—	613,186
Colombia	4,632	—	—	4,632
Greece	—	6,676	—	6,676
Hong Kong	—	4,658	—	4,658

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Hungary	$3,043	$4,737	$—	$7,780
India	22,084	242,404	3,086	267,574
Indonesia	—	39,441	—	39,441
Malaysia	—	20,430	—	20,430
Mexico	58,095	—	—	58,095
Panama	2,367	—	—	2,367
Peru	8,197	—	—	8,197
Philippines	—	4,274	—	4,274
Poland	—	7,164	—	7,164
Qatar	—	11,729	—	11,729
Russia	—	—	854	854
Saudi Arabia	—	71,955	—	71,955
South Africa	50,198	32,360	—	82,558
South Korea	—	255,703	—	255,703
Taiwan	—	280,719	—	280,719
Thailand	24,657	18,481	—	43,138
United Arab Emirates	—	16,571	—	16,571
United States	4,794	1,218	—	6,012
Total Common Stocks	342,149	1,587,999	3,940	1,934,088
Short-Term Investments
Investment Companies	6,482	—	—	6,482
Investment of Cash Collateral from Securities Loaned	10,297	—	—	10,297
Total Short-Term Investments	16,779	—	—	16,779
Total Investments in Securities	$358,928	$1,587,999	$3,940	$1,950,867
Appreciation in Other Financial Instruments
Futures Contracts	$440	$—	$—	$440
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.35% (a) (b)	$47,040	$606,588	$647,146	$(1)	$1	$6,482	6,481	$659	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (a) (b)	3,487	128,000	124,000	(3)	— (c)	7,484	7,483	311	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	3,438	86,204	86,829	—	—	2,813	2,813	72	—
Total	$53,965	$820,792	$857,975	$(4)	$1	$16,779		$1,042	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2023.

JPMorgan Emerging Markets Research Enhanced Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
(c)	Amount rounds to less than one thousand.